Loans and asset quality- Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 125		$ 153
Other assets owned	3		3
Total nonperforming assets	128	[1]	156	[1]
Loans fair value	53		16
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans	125		147
Domestic | Other residential mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	112		117
Domestic | Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	12		11
Domestic | Commercial real estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans	1		4
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans	0		15
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 0		$ 6

[1]	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $53 million at Dec. 31, 2014 and $16 million at Dec. 31, 2013. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.